Schedule of Investments ─ NYLIM Candriam U.S. Large Cap Equity ETF (formerly, NYLI Candriam U.S. Large Cap Equity ETF)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 100.0%

Communication Services — 13.0%
Alphabet, Inc., Class A	51,612	$18,380,582
Alphabet, Inc., Class C	44,890	16,010,018
AT&T, Inc.	70,147	1,630,918
Charter Communications, Inc., Class A*(a)	810	117,434
Comcast Corp., Class A	35,322	846,315
Electronic Arts, Inc.	2,217	465,260
Live Nation Entertainment, Inc.*(a)	1,634	284,528
Reddit, Inc., Class A*	1,269	178,510
Take-Two Interactive Software, Inc.*	1,668	405,190
Verizon Communications, Inc.	43,088	2,016,949
Walt Disney Co. (The)	17,256	1,659,855
Warner Bros Discovery, Inc.*	22,363	588,147
Total Communication Services		42,583,706

Consumer Discretionary — 13.8%
Airbnb, Inc., Class A*	3,887	588,958
Amazon.com, Inc.*	65,531	17,796,909
AutoZone, Inc.*	80	241,300
Chipotle Mexican Grill, Inc.*	13,212	491,751
eBay, Inc.	4,282	488,191
Garmin Ltd.	1,477	433,913
Hilton Worldwide Holdings, Inc.	2,183	699,630
Home Depot, Inc. (The)	10,077	3,345,161
Lowe's Cos., Inc.	5,661	1,176,412
Marriott International, Inc., Class A	2,235	833,275
McDonald's Corp.	7,078	1,915,590
MercadoLibre, Inc.*	457	858,223
NIKE, Inc., Class B	11,917	497,058
NVR, Inc.*	26	159,823
O'Reilly Automotive, Inc.*	8,253	737,406
PulteGroup, Inc.	1,877	237,384
Royal Caribbean Cruises Ltd.	2,363	752,143
Starbucks Corp.	11,402	1,200,060
Tesla, Inc.*	32,126	9,997,932
TJX Cos., Inc. (The)	11,385	1,791,316
Tractor Supply Co.	5,345	164,466
Ulta Beauty, Inc.*	432	221,543
Yum! Brands, Inc.	2,725	417,688
Total Consumer Discretionary		45,046,132

Consumer Staples — 3.5%
Archer-Daniels-Midland Co.	4,726	374,630
Church & Dwight Co., Inc.	2,362	233,389
Colgate-Palmolive Co.	8,012	731,496
Dollar General Corp.	2,287	290,563
Dollar Tree, Inc.*	1,850	235,338
Estee Lauder Cos., Inc. (The), Class A	2,473	207,485
General Mills, Inc.	5,346	191,119
Hershey Co. (The)	1,394	244,020
Kenvue, Inc.	19,221	369,812
Keurig Dr Pepper, Inc.	13,146	409,104
Kimberly-Clark Corp.	3,342	365,314
Kraft Heinz Co. (The)	9,000	232,650
Kroger Co. (The)	5,608	323,806
Mondelez International, Inc., Class A	13,045	812,834
PepsiCo, Inc.	13,708	1,913,088
Procter & Gamble Co. (The)	23,302	3,366,906
Sysco Corp.	4,844	412,903
Target Corp.	4,649	671,734
Total Consumer Staples		11,386,191

	Shares	Value
Common Stocks (continued)

Energy — 1.4%
Baker Hughes Co.	9,791	$592,258
Cheniere Energy, Inc.	2,084	549,280
Halliburton Co.	8,337	268,868
Marathon Petroleum Corp.	2,911	921,244
ONEOK, Inc.	6,352	576,825
Targa Resources Corp.	2,153	582,107
Valero Energy Corp.	2,957	925,245
Total Energy		4,415,827

Financials — 12.3%
Aflac, Inc.	4,501	573,787
Allstate Corp. (The)	2,570	678,686
American Express Co.	5,369	1,805,326
Ameriprise Financial, Inc.	905	493,985
Apollo Global Management, Inc.	4,285	538,153
Arch Capital Group Ltd.*	3,363	338,082
Arthur J Gallagher & Co.	1,277	318,509
Bank of America Corp.	62,186	3,852,423
Bank of New York Mellon Corp. (The)	6,631	1,036,624
Capital One Financial Corp.	5,982	1,250,298
Cboe Global Markets, Inc.	1,095	339,702
Charles Schwab Corp. (The)	16,348	1,720,463
Cincinnati Financial Corp.	1,517	269,541
Citizens Financial Group, Inc.	4,229	303,008
CME Group, Inc.	3,609	966,454
Coinbase Global, Inc., Class A*(a)	2,141	313,143
Corpay, Inc.*	649	247,989
Everest Re Group Ltd.	395	147,789
Fidelity National Information Services, Inc.	4,819	215,747
Fifth Third Bancorp	8,960	506,240
Fiserv, Inc.*	5,124	276,389
Global Payments, Inc.(a)	2,177	183,042
Hartford Insurance Group, Inc. (The)	2,646	375,494
Huntington Bancshares, Inc.	20,291	345,759
Intercontinental Exchange, Inc.	5,488	836,810
KKR & Co., Inc.	6,816	691,347
Loews Corp.	1,680	194,897
M&T Bank Corp.	1,473	362,785
Markel Group Inc.*	123	231,528
Marsh & McLennan Cos., Inc.	4,809	912,219
Mastercard, Inc., Class A	7,777	4,456,999
Moody's Corp.	1,506	720,440
MSCI, Inc.	689	394,273
Nasdaq, Inc.	4,151	390,983
Northern Trust Corp.	1,777	323,752
PayPal Holdings, Inc.	8,681	496,640
PNC Financial Services Group, Inc. (The)	4,034	1,007,976
Principal Financial Group, Inc.	2,212	251,504
Progressive Corp. (The)	5,762	1,218,202
Prudential Financial, Inc.	3,440	419,955
Raymond James Financial, Inc.	1,742	306,557
Regions Financial Corp.	8,502	263,137
S&P Global, Inc.	2,954	1,216,841
Synchrony Financial	3,359	254,579
Travelers Cos., Inc. (The)	2,126	795,889
US Bancorp	15,068	949,435
Visa, Inc., A Shares	16,551	6,059,818
W R Berkley Corp.	2,893	209,858
Willis Towers Watson PLC	932	313,077
Total Financials		40,376,134

Schedule of Investments ─ NYLIM Candriam U.S. Large Cap Equity ETF (formerly, NYLI Candriam U.S. Large Cap Equity ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Health Care — 5.6%
Agilent Technologies, Inc.	2,702	$373,876
Alnylam Pharmaceuticals, Inc.*	1,250	256,900
Biogen, Inc.*	1,428	289,813
Boston Scientific Corp.*	14,519	678,473
Bristol-Myers Squibb Co.	19,446	1,270,018
Cardinal Health, Inc.	2,435	560,123
Cencora, Inc.	1,753	545,779
Cigna Group (The)	2,603	726,367
Dexcom, Inc.*	3,878	323,619
Edwards Lifesciences Corp.*	5,623	483,972
Elevance Health, Inc.	2,111	793,398
Gilead Sciences, Inc.	11,479	1,494,680
Humana, Inc.	1,230	447,548
IDEXX Laboratories, Inc.*	770	430,484
Intuitive Surgical, Inc.*	3,398	1,200,615
IQVIA Holdings, Inc.*	1,646	386,843
Labcorp Holdings, Inc.	821	253,853
McKesson Corp.	1,229	1,052,257
Medtronic PLC	3,107	265,307
Mettler-Toledo International, Inc.*	194	274,762
Quest Diagnostics, Inc.	1,095	255,146
Regeneron Pharmaceuticals, Inc.	466	355,385
ResMed, Inc.	1,400	295,372
Royalty Pharma PLC, Class A	3,748	218,996
STERIS PLC	944	215,610
Stryker Corp.	3,428	1,116,500
Thermo Fisher Scientific, Inc.	1,863	1,069,921
Veeva Systems, Inc., Class A*	1,395	284,273
Vertex Pharmaceuticals, Inc.*	2,436	1,162,216
Waters Corp.*	960	362,218
West Pharmaceutical Services, Inc.	744	253,674
Zimmer Biomet Holdings, Inc.(a)	1,943	182,506
Zoetis, Inc.	4,253	328,714
Total Health Care		18,209,218

Industrials — 7.0%
Automatic Data Processing, Inc.	3,945	1,051,185
Axon Enterprise, Inc.*	686	362,043
Broadridge Financial Solutions, Inc.	1,103	169,807
Cintas Corp.	3,359	687,352
Comfort Systems USA, Inc.	318	550,041
Delta Air Lines, Inc.	6,172	539,680
Dover Corp.	1,308	267,643
DuPont de Nemours, Inc.	1,292	177,004
Emerson Electric Co.	2,738	410,207
Equifax, Inc.	1,133	195,578
Fastenal Co.	11,099	529,533
FedEx Corp.	2,082	640,007
Ferguson Enterprises, Inc.	1,769	414,530
Fortive Corp.	2,966	175,617
GE Vernova, Inc.	2,463	2,439,084
General Electric Co.	10,023	3,608,982
Howmet Aerospace, Inc.	3,869	1,092,064
Illinois Tool Works, Inc.	2,789	800,304
Ingersoll Rand, Inc.	3,756	313,175
Johnson Controls International PLC	5,825	854,295
Mobility Global, Inc.*	2,954	60,203
Old Dominion Freight Line, Inc.	1,750	371,245
Otis Worldwide Corp.	3,788	272,547
Paychex, Inc.	3,168	370,149
Quanta Services, Inc.	1,363	909,612
Rockwell Automation, Inc.	1,089	522,807
Southwest Airlines Co.	4,321	194,315
Trane Technologies PLC	2,138	972,683
United Airlines Holdings, Inc.*	1,543	187,212
United Parcel Service, Inc., Class B	6,971	726,518
United Rentals, Inc.	612	660,507
Verisk Analytics, Inc.	1,360	264,996

	Shares	Value
Common Stocks (continued)

Industrials (continued)
Waste Management, Inc.	4,036	$914,356
Westinghouse Air Brake Technologies Corp.	1,640	477,010
WW Grainger, Inc.	428	591,590
Xylem, Inc.	2,321	271,487
Total Industrials		23,045,368

Information Technology — 37.1%
Accenture PLC, Class A	5,783	959,515
Adobe, Inc.*	3,659	916,250
Advanced Micro Devices, Inc.*	15,493	7,376,992
Amdocs Ltd.	989	55,107
Analog Devices, Inc.	4,701	1,727,194
Apple, Inc.	104,917	32,409,910
Applied Materials, Inc.	8,561	4,346,163
Autodesk, Inc.*	1,996	467,463
Cadence Design Systems, Inc.*	2,774	943,216
Ciena Corp.*	1,231	464,149
Cisco Systems, Inc.	38,091	4,418,175
Cognizant Technology Solutions Corp., Class A	4,581	253,558
CoreWeave, Inc., Class A*(a)	2,368	169,951
Corning, Inc.	7,232	999,824
Crowdstrike Holdings, Inc., Class A*	9,474	1,808,208
Dell Technologies, Inc., Class C	2,572	1,042,612
Fair Isaac Corp.*(a)	245	275,128
Fortinet, Inc.*	5,893	954,371
Hewlett Packard Enterprise Co.	12,038	576,620
HP, Inc.(a)	8,678	236,649
Intel Corp.*	47,031	4,242,196
Intuit, Inc.	2,537	801,870
Keysight Technologies, Inc.*	1,654	527,758
KLA Corp.	14,303	2,614,874
Lam Research Corp.	13,044	3,822,153
Lumentum Holdings, Inc.*	690	492,619
Marvell Technology, Inc.	8,243	1,546,057
Micron Technology, Inc.	11,457	9,429,455
Microsoft Corp.	38,694	17,981,876
MongoDB, Inc.*	764	257,835
Monolithic Power Systems, Inc.	462	658,826
Motorola Solutions, Inc.	1,632	711,144
NetApp, Inc.	1,863	332,546
NXP Semiconductors NV	2,398	549,526
ON Semiconductor Corp.*	3,634	296,571
Palo Alto Networks, Inc.*	7,736	2,567,037
Qnity Electronics, Inc.	2,029	266,164
QUALCOMM, Inc.	9,303	1,373,216
Roper Technologies, Inc.	1,016	398,242
Salesforce, Inc.	8,122	1,494,610
Seagate Technology Holdings PLC	2,063	1,766,196
ServiceNow, Inc.*	9,697	1,078,597
Snowflake, Inc., Class A*	3,319	973,396
Strategy, Inc.*	3,070	286,370
Synopsys, Inc.*	1,859	722,705
TE Connectivity PLC	2,742	564,002
Teradyne, Inc.	1,497	550,432
Texas Instruments, Inc.	8,849	2,440,023
VeriSign, Inc.	760	220,415
Western Digital Corp.	3,189	1,737,495
Workday, Inc., Class A*(a)	1,954	313,304
Zscaler, Inc.*	921	139,255
Total Information Technology		121,557,820

Materials — 2.5%
Air Products and Chemicals, Inc.	2,116	623,987
CRH PLC	6,261	594,858
Ecolab, Inc.	2,450	680,194

Schedule of Investments ─ NYLIM Candriam U.S. Large Cap Equity ETF (formerly, NYLI Candriam U.S. Large Cap Equity ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Materials (continued)
Freeport-McMoRan, Inc.	13,800	$864,294
Linde PLC	4,575	2,188,588
Martin Marietta Materials, Inc.	568	298,280
Newmont Corp.	9,968	934,101
Nucor Corp.	2,203	566,810
Packaging Corp. of America	843	207,243
PPG Industries, Inc.	2,181	241,044
Sherwin-Williams Co. (The)	2,245	765,208
Vulcan Materials Co.	1,242	333,564
Total Materials		8,298,171

Real Estate — 2.6%
American Tower Corp.	4,547	788,268
AvalonBay Communities, Inc.	1,352	250,945
CBRE Group, Inc., Class A*	2,965	435,292
Crown Castle, Inc.	4,226	322,444
Digital Realty Trust, Inc.	3,273	617,026
Equinix, Inc.	925	942,834
Equity Residential	3,324	220,880
Essex Property Trust, Inc.	629	178,724
Extra Space Storage, Inc.	1,058	156,626
Iron Mountain, Inc.	2,858	349,590
Prologis, Inc.	9,202	1,330,701
Public Storage	1,625	526,776
SBA Communications Corp.	1,026	185,685
Ventas, Inc.	4,796	448,474
Welltower, Inc.	7,018	1,645,300
Total Real Estate		8,399,565

Utilities — 1.2%
American Water Works Co., Inc.(a)	1,950	261,632
Edison International	3,695	271,102
Eversource Energy	3,618	259,013
Exelon Corp.	10,026	459,391
NextEra Energy, Inc.	20,326	1,766,736
Public Service Enterprise Group, Inc.	4,858	372,511
Sempra	6,405	567,163
Total Utilities		3,957,548

Total Common Stocks
(Cost $263,483,609)		327,275,680

Short-Term Investment — 0.0%(b)

Money Market Fund — 0.0%(b)
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.64%(c) (Cost $115,428)	115,428	115,428

Total Investments — 100.0% (Cost $263,599,037)		327,391,108
Other Assets and Liabilities, Net — 0.0%(b)		148,117
Net Assets — 100.0%		$327,539,225

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,176,450; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $2,282,884.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at July 31, 2026.

Schedule of Investments ─ NYLIM Candriam U.S. Large Cap Equity ETF (formerly, NYLI Candriam U.S. Large Cap Equity ETF) (continued)

July 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$327,275,680	$—	$—	$327,275,680
Short-Term Investment:
Money Market Fund	115,428	—	—	115,428
Total Investments in Securities	$327,391,108	$—	$—	$327,391,108

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.